OTHER NON-CURRENT ASSETS (Details) (USD $)	12 Months Ended				42 Months Ended			12 Months Ended			54 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 FSRU conversion parts	Dec. 31, 2012 FSRU conversion parts Golar Spirit	Dec. 31, 2013 Interest rate swap Swap	Dec. 31, 2012 Interest rate swap Swap	Dec. 31, 2013 FSRU conversion parts	Dec. 31, 2012 FSRU conversion parts	Dec. 31, 2011 FSRU conversion parts	Dec. 31, 2013 FSRU conversion parts
Components of other non-current assets:
Deferred tax asset	$ 421,000	$ 531,000
Derivative Asset						46,827,000	0
Other long-term assets	7,000,000	6,238,000		3,000,000				2,500,000			2,500,000
Other non-current assets	54,248,000	6,769,000
Other long-term assets used in period					8,400,000
Impairment of long-term assets	$ 500,000	$ 500,000	$ 500,000					$ 500,000	$ 500,000	$ 500,000	$ 4,500,000